Financial instruments (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Measured at amortized cost
Amounts receivable	$ 1,958	$ 3,140
Measured at fair value through profit or loss
Cash	8,331	7,629	$ 8,476
Measured at amortized cost
Amounts payables and accrued liabilities	15,545	11,571
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 2,273	$ 3,544